INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Provisions for current income tax	1,096,377	1,070,430	1,032,132
Provisions for deferred income tax	52,994	213,773	232,801
Total	1,113,066	1,284,203	1,264,933

Schedule of income tax expense

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Income before income tax provision	8,391,897	8,974,042	4,927,762
Tax at the PRC EIT tax rates	2,097,974	2,243,511	1,231,941
HNTE tax incentive	(850,834)	(925,270)	(298,562)
Tax effect of non-deductible expenses	(56,045)	(59,636)	460,045
Tax effect of R&D expenses deduction	(73,132)	(68,310)	(82,218)
Others	(22,470)	—	—
Change in valuation allowance	17,573	93,908	(46,273)
Income tax expense	1,113,066	1,284,203	1,264,933

Schedule of deferred tax assets and deferred tax liability

	As of December 31,
	2023	2024
	$US	$US
Deferred tax assets:
Tax loss carry-forwards	52,804	69,622
Provision for credit loss	1,991	2,765
Inventory provision	91,846	166,289
Lease liabilities	130,192	222,361
Valuation allowance	(110,864)	(63,346)
Total deferred tax assets	165,969	397,691
Deferred tax liabilities:
Investment Income	(349,784)	(727,868)
Operating right-of-use assets	(84,308)	(233,111)
Finance lease right-of-use assets	(84,064)	(9,541)
Total deferred tax liabilities	(518,156)	(970,520)

Schedule of Changes in valuation allowanc

	As of December 31,
	2023	2024
	$US	$US
Balance at beginning of the year	17,270	110,864
Addition/(Reduction)	93,908	(46,273)
Foreign currency translation adjustment	(314)	(1,245)
Balance at end of the year	110,864	63,346